Borrowing And Financing - Schedule of Debt Breakdown Per Currency (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 18,226,749	R$ 16,449,906
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	311,309	198,931
US dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	9,209,982	8,617,835
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 8,705,458	R$ 7,633,140